Rule 497 (e)
                                      Registration Nos. 333-143964 and 811-21944


                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 (the "Trust")

                          FIRST TRUST BICK INDEX FUND
            FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
     FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND
                    FIRST TRUST INDXX GLOBAL AGRICULTURE ETF
             FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF
                       FIRST TRUST INTERNATIONAL IPO ETF
                   FIRST TRUST ISE CLOUD COMPUTING INDEX FUND
         FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
                 FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
                      FIRST TRUST NASDAQ CYBERSECURITY ETF
                    FIRST TRUST NASDAQ SMARTPHONE INDEX FUND
    FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND
                   FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND
            FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
                 (each a "Fund" and collectively, the "Funds")

              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2016
                                      AND
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2016


                              DATED MARCH 18, 2016


      Notwithstanding anything to the contrary in the Funds' Prospectus or Statement of Additional Information, Chris A. Peterson, CFA, Senior Vice President of First Trust Advisors L.P. ("First Trust"), is now a member of each Fund's Investment Committee, and will serve as a member of each Fund's portfolio management team beginning on or about March 18, 2016.

            Chris A. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

            As of February 29, 2016, Chris A. Peterson managed the investment vehicles with the number of accounts and assets set forth in the table below:

                                                     OTHER
                              REGISTERED             POOLED
                              INVESTMENT           INVESTMENT          OTHER
                              COMPANIES             VEHICLES         ACCOUNTS
                              NUMBER OF            NUMBER OF         NUMBER OF
                               ACCOUNTS             ACCOUNTS         ACCOUNTS
PORTFOLIO MANAGER             ($ ASSETS)           ($ ASSETS)       ($ ASSETS)

Chris A. Peterson                N/A                  N/A               N/A



           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE